Summary of Significant Accounting Policies - Derivative Financial Instruments and Nonderivative Hedges (Details) $ in Thousands, € in Billions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign currency translation adjustments	$ 91,788	$ 405,099	$ 353,439
Senior Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Principal amount | €				€ 1.0
Foreign currency translation adjustments	$ 55,300